Accounting Policies - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant accounting policies [line items]
Selling expense	R$ 1,023,485	R$ 1,068,663	R$ 1,037,542
CLE [member]
Disclosure of significant accounting policies [line items]
Selling expense	73,585	R$ 82,941
Raizen Energia S.A. [member]
Disclosure of significant accounting policies [line items]
Impairment loss in interest earnings of joint ventures	2,680
Raizen Combustiveis [member]
Disclosure of significant accounting policies [line items]
Impairment loss in interest earnings of joint ventures	R$ 1,340